Debt - Loss on Early Extinguishment of Debt (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2015
Debt Instrument [Line Items]
Write-off unamortized original issue discount		$ 100
Loss on early extinguishment of debt	$ 1,840	1,840
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Write-off unamortized deferred financing costs		1,600
Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Write-off unamortized deferred financing costs		$ 100